Plant, Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Plant, Property and Equipment
Total plant, property and equipment	$ 1,933.7		$ 1,885.7	$ 1,643.2
Less accumulated depreciation	(1,049.5)		(994.8)	(782.3)
Plant, property and equipment, net	884.2		890.9	860.9
Depreciation expense	57.0	54.2	217.8	184.5	134.2
Losses of write-offs and sales of customer premises equipment			0.4		2.5
Distribution facilities
Plant, Property and Equipment
Total plant, property and equipment	1,035.0		1,005.8	886.8
Customer premise equipment
Plant, Property and Equipment
Total plant, property and equipment	367.4		354.2	323.5
Head-end equipment
Plant, Property and Equipment
Total plant, property and equipment	218.8		211.1	180.1
Telephony infrastructure
Plant, Property and Equipment
Total plant, property and equipment	96.4		91.7	89.9
Computer equipment and software
Plant, Property and Equipment
Total plant, property and equipment	59.8		56.5	33.6
Vehicles
Plant, Property and Equipment
Total plant, property and equipment	25.4		25.2	29.9
Buildings and leasehold improvements
Plant, Property and Equipment
Total plant, property and equipment	54.5		54.2	50.9
Office and technical equipment
Plant, Property and Equipment
Total plant, property and equipment	30.3		29.9	18.8
Land
Plant, Property and Equipment
Total plant, property and equipment	7.7		7.7	7.7
Construction in progress (including material inventory and other)
Plant, Property and Equipment
Total plant, property and equipment	$ 38.4		$ 49.4	$ 22.0